S000016668 [Member] Investment Objectives and Goals - Franklin Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN GLOBAL EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.